Equity - Schedule of changes in retained earnings (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of equity [Line Items]
Retained earnings, opening balance	€ 41,538	€ 35,462
Dividend and other distributions	(2,671)	(3,390)	€ (2,382)
Employee share plans	(7)	27	29
Retained earings, closing balance	40,299	41,538	35,462
Retained earnings
Disclosure of equity [Line Items]
Retained earnings, opening balance	41,538	35,462	32,149
Transfer to/from other reserves	899	(8)	26
Result for the year	3,804	11,965	5,760
Dividend and other distributions	(2,668)	(3,349)	(2,342)
Employee share plans	(7)	15	12
Changes in composition of the group and other changes	(3,222)	(1,984)	(143)
Retained earings, closing balance	40,299	41,538	35,462
Retained earnings | Impact IAS 29 on opening balance
Disclosure of equity [Line Items]
Retained earnings, opening balance	€ (45)	(563)
Retained earings, closing balance		€ (45)	€ (563)